Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Loss Per Share
Schedule of basic loss per share
	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands

Loss attributable to Company's owners	11,753	5,313	8,922
The weighted average of the number of ordinary shares in issue	35,302	18,433	11,527
Basic loss per share (dollar)	0.33	0.29	0.77

Schedule of diluted loss per share
	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands

Loss attributable to Company's owners, used in computation of basic loss per share	11,753	5,313	8,922
Adjustment in respect of the finance income relating to anti-dilution mechanism and compensation feature	710	-	-
	12,463	5,313	8,922

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	35,302	18,433	11,527
Adjustment in respect of incremental shares assuming the conversion of anti-dilution mechanism and compensation feature	344	-	-
	35,646	18,433	11,527
Diluted loss per share (dollar)	0.35	0.29	0.77